Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 10, 2024
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001761055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2024
Prospectus Date	rr_ProspectusDate	Jun. 06, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A